III. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
III. FINANCIAL RISK MANAGEMENT
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Exposure currency / Functional currency	2025	2024
Euro / U.S. dollar	(204,318)	(183,985)
Saudi Arabian Riyal / U.S. dollar	(69,289)	(173,233)
Argentine Peso / U.S. dollar	(8,777)	(40,565)
Brazilian Real / U.S. dollar	(42,487)	(41,591)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2025		2024
	In thousands of U.S. dollars	%	In thousands of U.S. dollars	%
Fixed rate (*)	75,012	25%	172,018	39%
Variable rate	230,710	75%	265,380	61%
Total	305,722		437,398

(*)	Out of the $75.0 million fixed rate borrowings, $74.6 million are short-term.

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2025		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	572,647	313,728	-	258,919	258,919	-	-
Other investments	2,306,760	827,476	1,069,252	410,032	1,479,284	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	827,476	827,476	-	-	-	-	-
Bonds and other fixed income	1,069,393	-	1,069,252	141	1,069,393	-	-
Mutual fund	409,891	-	-	409,891	409,891	-	-
Derivative financial instruments	1,875	-	335	1,540	-	1,875	-
Other Investments Non-current	758,085	95,090	621,387	41,608	655,867	-	7,128
Bonds and other fixed income	655,867	-	621,387	34,480	655,867	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	95,090	95,090	-	-	-	-	-
Other investments	7,128	-	-	7,128	-	-	7,128
Trade receivables	1,920,840	1,920,840	-	-	-	-	-
Receivables C and NC	443,273	190,124	-	-	-	-	-
Other receivables	190,124	190,124	-	-	-	-	-
Other receivables (non-financial)	253,149	-	-	-	-	-	-
Total		3,347,258	1,690,974	712,099	2,394,070	1,875	7,128
Liabilities
Borrowings C and NC	305,722	305,722	-	-	-	-	-
Trade payables	872,913	872,913	-	-	-	-	-
Other liabilities C and NC	687,795	6,227	-	58,888	-	-	58,888
Other liabilities (*)	65,115	6,227	-	58,888	-	-	58,888
Other liabilities (non-financial)	622,680	-	-	-	-	-	-
Lease liabilities C and NC	143,249	143,249	-	-	-	-	-
Derivative financial instruments	14,330	-	6,327	8,002	-	14,329	-
Total		1,328,111	6,327	66,890	-	14,329	58,888

(*)	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2024		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	675,256	320,212	-	355,044	355,044	-	-
Other investments	2,372,999	722,328	1,273,673	376,998	1,650,671	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	722,328	722,328	-	-	-	-	-
Bonds and other fixed income	1,273,673	-	1,273,673	-	1,273,673	-	-
Mutual fund	376,998	-	-	376,998	376,998	-	-
Derivative financial instruments	7,484	-	-	7,484	-	7,484	-
Other Investments Non-current	1,005,300	140,292	857,959	7,049	857,959	-	7,049
Bonds and other fixed income	857,959	-	857,959	-	857,959	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	140,292	140,292	-	-	-	-	-
Other investments	7,049	-	-	7,049	-	-	7,049
Trade receivables	1,907,507	1,907,507	-	-	-	-	-
Receivables C and NC	435,973	191,058	-	-	-	-	-
Other receivables	191,058	191,058	-	-	-	-	-
Other receivables (non-financial)	244,915	-	-	-	-	-	-
Total		3,281,397	2,131,632	746,575	2,863,674	7,484	7,049
Liabilities
Borrowings C and NC	437,398	437,398	-	-	-	-	-
Trade payables	880,261	880,261	-	-	-	-	-
Other liabilities C and NC	887,526	31,985	-	243,264	-	-	243,264
Other liabilities (*)	275,249	31,985	-	243,264	-	-	243,264
Other liabilities (non-financial)	612,277	-	-	-	-	-	-
Lease liabilities C and NC	144,926	144,926	-	-	-	-	-
Derivative financial instruments	8,300	-	-	8,300	-	8,300	-
Total		1,494,570	-	251,564	-	8,300	243,264

(*)	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.

Disclosure of fair value measurement of assets [text block]
	Year ended December 31,
	2025	2024
At the beginning of the year	7,049	7,411
Decrease	(243)	(185)
Currency translation adjustment and others	322	(177)
At the end of the year	7,128	7,049

Disclosure of fair value measurement of liabilities [text block]
	Year ended December 31,
	2025	2024
At the beginning of the year	243,264	86,240
Settlement of share buyback program liability	(243,264)	(86,240)
Share buyback program liability	58,888	243,264
At the end of the year	58,888	243,264